DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of deferred tax assets and liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	Assets		Liabilities		Net
	2021 US$’000	2020 US$’000	2021 US$’000	2020 US$’000	2021 US$’000	2020 US$’000
Property, plant and equipment	477	733	(11)	(9)	466	724
Intangible assets	-	-	(3,969)	(4,072)	(3,969)	(4,072)
Inventories	620	750	-	-	620	750
Provisions	1,871	2,159	-	-	1,871	2,159
Tax value of loss carry-forwards	1,016	433	-	-	1,016	433
Other items	117	110	(878)	(824)	(761)	(714)

Deferred tax assets/(liabilities)	4,101	4,185	(4,858)	(4,905)	(757)	(720)

Schedule of Unrecognised Deferred Tax Liabilities
	Balance January, 1 2021	Recognised in income	Balance December 31, 2021
	US$’000	US$’000	US$’000
Property, plant and equipment	724	(258)	466
Intangible assets	(4,072)	103	(3,969)
Inventories	750	(130)	620
Provisions	2,159	(288)	1,871
Tax value of loss carry-forwards	433	583	1,016
Other items	(714)	(47)	(761)

	(720)	(37)	(757)

	Balance January, 1 2020	Recognised in income	Balance December 31, 2020
	US$’000	US$’000	US$’000
Property, plant and equipment	1,018	(294)	724
Intangible assets	(6,099)	2,027	(4,072)
Inventories	642	108	750
Provisions	3,622	(1,463)	2,159
Tax value of loss carry-forwards	216	217	433
Other items	(286)	(428)	(714)

	(887)	167	(720)

Schedule of Deferred Tax Assets Not Recognised
	December 31, 2021	December 31, 2020
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	73,893	85,198
US alternative minimum tax credits	1,704	1,848
Other temporary timing differences	21,301	21,878
US state credit carry-forwards	1,664	802

	106,855	118,019